UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.) :      [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       GuideStone Capital Management
Address:    2401 Cedar Springs Rd
            Dallas, TX 75201

Form 13F File Number:  28-10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Rodric E. Cummins
Title:      Senior Vice President
Phone:      214.720.4752

Signature, Place, and Date of Signing:


   /s/ Rodric E. Cummins                   Dallas, TX                  6-5-09
-----------------------------        -----------------------        ------------
       [Signature]                        [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F
FILE NUMBER   NAME
28-10120      AQR Capital Management, LLC
28-03570      AXA (on behalf of Alliance Capital Management, L.P.)
28-05508      Aronson + Johnson + Ortiz, LP
28-1006       Barrow, Hanley, Mewhinney & Strauss, Inc.
28-12019      BlackRock, Inc. (on behalf of BlackRock Financial Management)
28-12019      BlackRock, Inc. (on behalf of BlackRock Institutional)
28-10449      Columbus Circle Investors
28-10956      Genesis Asset Managers, LLP
28-04981      Goldman Sachs Group, Inc. (on behalf of Goldman Sachs Asset Management L.P.)
28-10469      Lazard Asset Management LLC
28-398        Loomis, Sayles & Company, L.P.
28-413        Lord, Abbett & Co LLC
28-06748      Marsico Capital Management, LLC
28-04968      Massachusetts Financial Services Co (MFS Institutional Advisors, Inc.)
28-03719      McKinley Capital Management, Inc.
28-11450      Mondrian Investment Partners LTD
28-290        Northern Trust Corporation (on behalf of Northern Trust Investments, N.A.)
28-2701       Allianz Global Investors of America L.P. (on behalf of PIMCO)
28-04643      Payden & Rygel
28-10372      Philadelphia International Advisors, LP
28-00969      Provident Investment Counsel
28-05014      Rainier Investment Management Inc.
28-00223      RCM Capital Management LLC
28-04760      RREEF America LLC
28-05734      Sands Capital Management, LLC
28-11092      TimesSquare Capital Management, LLC
28-02494      The TCW Group, Inc. (on behalf of TCW Investment Management Company)
28-02682      UBS Global Asset Management (Americas) Inc.
28-1700       Legg Mason, Inc. (on behalf of Western Asset Management Co.)
28-1700       Legg Mason, Inc. (on behalf of Western Asset Limited)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    1

Form 13F Information Table Value Total:    23,732
                                           ------
                                         (thousands)

List of Other Included Managers:           NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                    Form 13F Information Table
----------------------------------------------------------------------------------------------------------------------------
Column 1         Column 2      Column 3   Column 4    Column 5     Column 6     Column 7             Column 8
----------------------------------------------------------------------------------------------------------------------------
 NAME OF          CLASS         CUSIP      VALUE       SH/PRN     INVESTMENT     OTHER           VOTING AUTHORITY
 ISSUER                                   (x$1000)     AMOUNT     DISCRETION    MANAGERS    SOLE      SHARED      NONE
----------------------------------------------------------------------------------------------------------------------------
ISHARES TR    US TIPS BD FD   464287176    23,732    234,273 SH      SOLE           0      234,273
----------------------------------------------------------------------------------------------------------------------------